Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Aug. 28, 2025	Nov. 30, 2024
Measurement Input, Option Volatility [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		113.8
Measurement Input, Option Volatility [Member] | Stock Purchase Warrants [Member] | November2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		113.8
Measurement Input, Option Volatility [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	110.1
Measurement Input, Risk Free Interest Rate [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		4.4
Measurement Input, Risk Free Interest Rate [Member] | Stock Purchase Warrants [Member] | November2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		4.2
Measurement Input, Risk Free Interest Rate [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	3.65
Measurement Input, Expected Dividend Rate [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		0
Measurement Input, Expected Dividend Rate [Member] | Stock Purchase Warrants [Member] | November2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		0
Measurement Input, Expected Dividend Rate [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	0
Measurement Input, Expected Term [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		4.6
Measurement Input, Expected Term [Member] | Stock Purchase Warrants [Member] | November2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		5
Measurement Input, Expected Term [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	5
Measurement Input, Exercise Price [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		2
Measurement Input, Exercise Price [Member] | Stock Purchase Warrants [Member] | November2024 Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input		2
Measurement Input, Exercise Price [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	4.4
Measurement Input, Share Price [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	4.33
Measurement Input, Fair Value [Member] | JV Warrants [Member]
Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details) [Line Items]
Warrant and rights outstanding, measurement input	1,673